INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	ACQUIRED TECHNOLOGY AND SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	DEVELOPMENT COSTS	TOTAL
Net book amount as of January 1, 2026	115,888	23,143	73,020	26,534	—	7,096	245,681
Additions	97	—	—	—	—	2,600	2,697
Amortization charge (Note 20)	(383)	(1,834)	—	(2,538)	—	(1,411)	(6,166)
Translation differences	(2,763)	(9)	—	—	—	(183)	(2,955)
Net book amount as of June 30, 2026	112,839	21,300	73,020	23,996	—	8,102	239,257
Cost	121,305	26,586	73,020	38,666	3,844	14,383	277,804
Accumulated amortization	(8,466)	(5,286)	—	(14,670)	(3,844)	(6,281)	(38,547)
Net book amount as of June 30, 2026	112,839	21,300	73,020	23,996	—	8,102	239,257

Net book amount as of January 1, 2025	108,486	414	10,800	6,573	—	4,538	130,811
Additions	—	—	—	—	—	1,836	1,836
Business combinations (Note 5)	8,200	23,500	57,709	26,100	—	—	115,509
Amortization charge (Note 20)	(423)	(1,644)	—	(3,394)	—	(835)	(6,296)
Translation differences	12,370	51	21	166	—	605	13,213
Net book amount as of June 30, 2025	128,633	22,321	68,530	29,445	—	6,144	255,073
Cost	136,503	24,003	68,530	38,863	3,862	9,968	281,729
Accumulated amortization	(7,870)	(1,682)	—	(9,418)	(3,862)	(3,824)	(26,656)
Net book amount as of June 30, 2025	128,633	22,321	68,530	29,445	—	6,144	255,073

Additions during the six months ended June 30, 2025 include the assets from the OddsJam Acquisition, which are categorized among domain names and related websites, customer contracts and customer bases, goodwill, and acquired technology (additional information regarding the acquisition of intangible assets is disclosed in Note 5).
As of June 30, 2026 and December 31, 2025, domain names, mobile apps and related websites balance included fully amortized mobile apps with book value of $7,060 and $7,298, respectively.

For the six months ended June 30, 2026 and 2025, cash paid for intangible assets, other than those acquired in business combinations, and capitalized software developments was $2,586 and $1,791, respectively.

The following table distinguishes finite and indefinite intangible assets as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
Net book value of assets with finite useful lives
Customer contracts and customer bases	23,996	26,534
Acquired technology and software	21,300	23,143
Domain names, mobile apps and related websites	6,970	7,380
Development costs	8,102	7,096
Total net book value of assets with finite useful lives	60,368	64,153
Net book value of assets with indefinite useful lives
Domain names and related websites	105,869	108,508
Goodwill	73,020	73,020
Total net book value of assets with indefinite useful lives	178,889	181,528
Total net book value of intangible assets	239,257	245,681

Remaining useful lives of significant assets with finite useful lives

As of June 30, 2026 and December 31, 2025, the remaining useful lives of significant assets with finite lives are as follows:

	Net book value		Remaining useful life (in years)
	2026	2025	2026	2025
OddsJam - customer bases	20,115	22,110	4 to 7 years	4 to 7 years
RotoWire - customer bases	3,881	4,050	12 years	12 years
OddsJam - acquired technology and software	18,701	20,301	4 to 7 years	4 to 7 years
Spotlight.Vegas - acquired technology	2,290	2,476	6 years	6 years
OddsJam - domain names and related websites	6,970	7,380	9 years	9 years
Development costs	8,102	7,096	Up to 5 years	Up to 5 years
Total significant intangible assets	60,059	63,413